PARENT ONLY INFORMATION - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (loss) / income	$ 13,346	$ 1,058	$ (59,602)
Change in fair value of convertible promissory notes		(14,591)	22,791
Prepaid expenses and other current assets	(2,005)	3,416	10,298
Accrued expenses and other current liabilities	14,373	5,292	(1,584)
Net cash (used in)/provided by operating activities	29,314	1,882	(29,868)
Net cash provided by / (used in) investing activities	(1,836)	(681)	3,296
Repurchase of ordinary shares	(2,695)	(251)	(3,354)
Net cash used in financing activities	(3,686)	(551)	(3,365)
Net (decrease) / increase in cash, cash equivalents and restricted cash	23,792	650	(29,937)
Cash, cash equivalents and restricted cash at beginning of year	40,445	39,802	70,014
Cash, cash equivalents and restricted cash at end of year	65,529	40,445	39,802
LightInTheBox Holding Co., Ltd.
Net (loss) / income	13,317	999	(59,601)
Share of (loss) / income from subsidiaries and VIEs	(16,202)	12,479	35,665
Change in fair value of convertible promissory notes		(14,591)	22,791
Prepaid expenses and other current assets	(83)	(41)	283
Accrued expenses and other current liabilities	681	(1,262)	(1,469)
Net cash (used in)/provided by operating activities	(2,287)	(2,416)	(2,331)
Changes in amounts due from subsidiaries and VIEs	4,926	2,490	4,512
Net cash provided by / (used in) investing activities	4,926	2,490	4,512
Proceeds from private placement and options exercised			13
Repurchase of ordinary shares	(2,695)	(251)	(3,354)
Net cash used in financing activities	(2,695)	(251)	(3,341)
Net (decrease) / increase in cash, cash equivalents and restricted cash	(56)	(177)	(1,160)
Cash, cash equivalents and restricted cash at beginning of year	134	311	1,471
Cash, cash equivalents and restricted cash at end of year	$ 78	$ 134	$ 311